Income Taxes (Components of Net Deferred Tax Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carry forwards, deferred tax assets	$ 17,664	$ 10,389
Accrued and other liabilities, deferred tax assets	21,412	25,981
Inventories, deferred tax assets	2,991	3,106
Allowance for bad debts, deferred tax assets	687	726
Currency revaluation, deferred tax assets	266	0
Depreciation and amortization, deferred tax assets	606	124
Capital leases, deferred tax assets	2,149	2,392
Tax credits, deferred tax assets	611	6,848
Unremitted profits and earnings, deferred tax assets	0	0
Intangibles, deferred tax assets	5,270	2,523
Equity awards, deferred tax assets	10,082	7,289
Other, deferred tax assets	10,460	6,553
Valuation allowance, deferred tax assets	(442)	(4,260)
Deferred tax assets, total	71,756	61,671
Accrued and other liabilities, deferred tax liability	(552)	(65)
Inventories, deferred tax liability	(1,410)	(1,578)
Allowance for bad debts, deferred tax liability	(600)	(471)
Currency revaluation, deferred tax liability	(746)	(546)
Depreciation and amortization, deferred tax liability	(10,027)	(19,854)
Tax credits, deferred tax liability	0	0
Unremitted profits and earnings, deferred tax liability	(1,215)	(1,175)
Intangibles, deferred tax liability	(220,880)	(218,027)
Equity awards, deferred tax liability	0	0
Other, deferred tax liability	(1,314)	(1,432)
Deferred tax liability, total	(236,744)	(243,148)
Net deferred tax liability	$ (164,988)	$ (181,477)